Reverse Stock Split (Details) - shares			9 Months Ended		12 Months Ended
	Jun. 18, 2024	Oct. 21, 2021	Dec. 31, 2024		Mar. 31, 2024		Mar. 31, 2023	[2],[3]
Reverse Stock Split [Line Items]
Reverse stock split	52,966,102	1-for-100	Basic EPS was increased by $1.12 ($0.06 prior to Second Reverse Stock Split and $0.0006 prior to First Reverse Stock Split) and $6.78 ($0.34 prior to Second Reverse Stock Split and $0.0034 prior to First Reverse Stock Split) as a result of these gains.
Common stock shares issued			338,912	[1]	32,160	[1],[2],[3]	804
Common stock outstanding			338,912	[1]	32,160	[1],[2],[3]	804
share consolidated					1
Board of Directors [Member]
Reverse Stock Split [Line Items]
Reverse stock split		1-for-100
Common Stock [Member]
Reverse Stock Split [Line Items]
Common stock outstanding			20		20
share consolidated			1
Common Stock [Member] | Warrant [Member]
Reverse Stock Split [Line Items]
Common stock shares issued			100
Common stock outstanding			100		100

[1]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1-for-20 respectively. (Refer Note 3)
[2]	As at March 31, 2023, the amount of Common stock presented as zero represents decimal value less than $1.
[3]	Prior period numbers have been adjusted to reflect the First Reverse Stock Split and the Second Reverse Stock Split of the Common Stock at a ratio of 1-for-100 and 1- for-20 respectively. (Refer Note 4)